As filed with the Securities and Exchange Commission on August 16, 2013

Securities Act File No. 33-6502

Investment Company Act File No. 811-4708

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 51	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 48 (Check appropriate box or boxes)

SUNAMERICA INCOME FUNDS

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒   immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUNAMERICA INCOME FUNDS

Incorporated herein by reference is the definitive version of the Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 29, 2013 (SEC Accession No. 0001193125-13-307513).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 51 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 16th day of August, 2013.

SUNAMERICA INCOME FUNDS (Registrant)

By:	/S/ JOHN T. GENOY
John T. Genoy

Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	/s/ John T. Genoy	President (Principal Executive Officer)	August 16, 2013
John T. Genoy

	/s/ Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	August 16, 2013
Donna M. Handel

	*	Trustee	August 16, 2013
Richard W. Grant

	*	Trustee	August 16, 2013
Stephen J. Gutman

	*	Trustee	August 16, 2013
William F. Devin

	*	Trustee	August 16, 2013
Dr. Judith L. Craven

	*	Trustee	August 16, 2013
William Shea

	*	Trustee	August 16, 2013
Peter A. Harbeck

*By:	/S/ JOHN E. MCLEAN		August 16, 2013
John E. McLean Attorney-in-Fact